Earnings (Loss) per share - Schedule of diluted and basic earnings (loss) per share (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) per share
(Loss)/Income after taxes from continuing operations (attributable to VIA optronics AG shareholders)	€ (3,617,028)	€ (11,759,184)	€ 3,959,134
Weighted average of shares outstanding	3,398,330	2,991,600	2,900,000
(Loss)/earnings per share in EUR	€ (1.06)	€ (3.93)	€ 1.37